Other long term obligations	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other long-term obligations	Other long-term obligations

	Note	December 31, 2024	December 31, 2023
DSU liabilities	21(c)	$24,096	$21,361
Long-term contract liabilities	6(b)	19,027	16,114
Other		1,588	3,526
		$44,711	$41,001